Other Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current assets
Amount of receivables sold during the period	$ 231,873	$ 226,979
Contract assets	53,491	47,499
Value-added tax receivable	46,466	51,405
Income taxes receivable	45,203	56,857
Prepaid expenses	39,439	41,366
Prepaid royalties	8,701	24,999
Other receivables	8,149	10,673
Other	46,327	53,237
Total other current assets	$ 479,649	$ 513,015